Temporary Equity and Stockholders' Deficiency - Schedule of Stock Option Outstanding and Exercisable (Details) - $ / shares	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Outstanding Number of Options	9,209,586	9,550,640
Options Exercisable, Weighted Exercise Average Remaining Life In Years	2 years 6 months	2 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	3,839,088	2,827,029
Exercise Price Range 0.385 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.385
Options Outstanding, Outstanding Number of Options	3,539,890
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years 7 months 6 days
Options Exercisable, Exercisable Number of Options	997,474
Exercise Price Range 0.539 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.539
Options Outstanding, Outstanding Number of Options	1,290,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	3 years
Options Exercisable, Exercisable Number of Options	645,012
Exercise Price Range 0.605 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.605
Options Outstanding, Outstanding Number of Options	1,535,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	0 years
Options Exercisable, Exercisable Number of Options
Exercise Price Range 0.770 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 0.770
Options Outstanding, Outstanding Number of Options	1,199,690
Options Exercisable, Weighted Exercise Average Remaining Life In Years	2 years 4 months 24 days
Options Exercisable, Exercisable Number of Options	807,818
Exercise Price Range 1.100 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 1.100
Options Outstanding, Outstanding Number of Options	945,006
Options Exercisable, Weighted Exercise Average Remaining Life In Years	2 years 1 month 6 days
Options Exercisable, Exercisable Number of Options	688,784
Exercise Price Range 2.200 [Member]
Share-based Payment Arrangement, Option, Exercise Price Range [Line Items]
Options Outstanding, Weighted Exercise Average Price	$ 2.200
Options Outstanding, Outstanding Number of Options	700,000
Options Exercisable, Weighted Exercise Average Remaining Life In Years	1 year
Options Exercisable, Exercisable Number of Options	700,000